U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.    Name and address of issuer:

      The Solon Funds
      1981 N. Broadway, #325
      Walnut Creek, CA  94596

2.    Name of each series or class of funds for which this notice is filed:

      The Solon Funds:  Solon Short Duration Government Funds:  One Year
      Portfolio
      The Solon Funds:  Solon Short Duration Government Funds:  Three Year
      Portfolio

3.    Investment Company Act File Number:  811-8104

      Securities Act File Number:          33-70958

4.    Last day of fiscal year for which this notice is filed:

      February 28, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                           [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:

                          N/A

7. Number and aggregate sale price of securities of the same class or series sold during the fiscal year which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                          0 (zero) shares

8. Number and aggregate sale price of securities registered during the fiscal year other than pursuant to rule 24f-2:

                          0 (zero) shares

9. Number and aggregate sale price of securities sold during the fiscal year:

      Number of securities sold during the fiscal year:  776,337
      Aggregate sale price of securities sold during the fiscal year:
      $7,765,649

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Number of securities sold during the fiscal year:  776,337
      Aggregate sale price of securities sold during the fiscal year:
      $7,765,649

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

      Number of DRIP securities sold during the fiscal year: 81,313 Aggregate sale price of DRIP Securities sold during the fiscal year:
      $812,420

12.   Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                                 $7,765,649

      (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                              +     812,420

      (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                              -   1,279,458

      (iv) Aggregate price of shares redeemed or repurchased and applied as a reduction to filing fees pursuant to rule 24e-2
             (if applicable):
                                                              +           0

      (v) Net aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                                  7,298,611

      (vi) Multiplier prescribed by Section 6(b) under the Securities Act of 1933 or other applicable law or regulation:

                                                              x     1/3300

      (vii)  Fee due [line (v) multiplied by line (vi)]:         $2,211.70
                                                                  --------

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

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rule of Informal and Other Procedures (17 CFR 202.3a).
                                                                  [X]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                            April 24, 1997



                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

By (Signature and Title)*                 /s/Deborah Midanek
                                          ------------------
                                          Deborah Midanek,
                                          CEO, President and Treasurer

Date:  April 24, 1997

        *Please print the name and title of the signing office below the signature


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